Loans and allowance for credit losses	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	January 31, 2023					January 31, 2022
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$432	$51	$(5)	$(9)	$469	$416	$(6)	$(5)	$4	$409
Personal	1,043	169	(83)	–	1,129	1,079	18	(56)	(3)	1,038
Credit cards	893	136	(102)	(1)	926	875	65	(71)	1	870
Small business	194	17	(9)	2	204	177	3	(4)	2	178
Wholesale	1,574	161	(17)	(38)	1,680	1,797	12	(6)	8	1,811
Customers’ liability under acceptances	45	(4)	–	–	41	75	8	–	–	83
	$4,181	$530	$(216)	$(46)	$4,449	$4,419	$100	$(142)	$12	$4,389
Presented as:
Allowance for loan losses	$3,753				$3,999	$4,089				$4,047
Other liabilities – Provisions	378				403	241				251
Customers’ liability under acceptances	45				41	75				83
Other components of equity	5				6	14				8
The following table reconciles the opening and closing for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2023				January 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$235	$65	$132	$432	$186	$92	$138	$416
Provision for credit losses
Transfers to stage 1	13	(13)	–	–	24	(19)	(5)	–
Transfers to stage 2	(6)	10	(4)	–	(2)	2	–	–
Transfers to stage 3	–	(3)	3	–	(1)	(7)	8	–
Originations	30	–	–	30	30	–	–	30
Maturities	(4)	(2)	–	(6)	(7)	(3)	–	(10)
Changes in risk, parameters and exposures	(13)	25	15	27	(44)	19	(1)	(26)
Write-offs	–	–	(8)	(8)	–	–	(10)	(10)
Recoveries	–	–	3	3	–	–	5	5
Exchange rate and other	(1)	–	(8)	(9)	1	1	2	4
Balance at end of period	$254	$82	$133	$469	$187	$85	$137	$409

Personal
Balance at beginning of period	$285	$661	$97	$1,043	$422	$569	$88	$1,079
Provision for credit losses
Transfers to stage 1	150	(150)	–	–	170	(169)	(1)	–
Transfers to stage 2	(23)	23	–	–	(22)	22	–	–
Transfers to stage 3	–	(13)	13	–	(1)	(12)	13	–
Originations	23	–	–	23	26	–	–	26
Maturities	(12)	(25)	–	(37)	(21)	(25)	–	(46)
Changes in risk, parameters and exposures	(138)	231	90	183	(171)	162	47	38
Write-offs	–	–	(112)	(112)	–	–	(86)	(86)
Recoveries	–	–	29	29	–	–	30	30
Exchange rate and other	1	(2)	1	–	1	–	(4)	(3)
Balance at end of period	$286	$725	$118	$1,129	$404	$547	$87	$1,038

Credit cards
Balance at beginning of period	$177	$716	$–	$893	$233	$642	$–	$875
Provision for credit losses
Transfers to stage 1	164	(164)	–	–	146	(146)	–	–
Transfers to stage 2	(20)	20	–	–	(23)	23	–	–
Transfers to stage 3	–	(94)	94	–	(1)	(70)	71	–
Originations	4	–	–	4	4	–	–	4
Maturities	(1)	(7)	–	(8)	(1)	(7)	–	(8)
Changes in risk, parameters and exposures	(139)	271	8	140	(132)	201	–	69
Write-offs	–	–	(142)	(142)	–	–	(112)	(112)
Recoveries	–	–	40	40	–	–	41	41
Exchange rate and other	(1)	–	–	(1)	–	1	–	1
Balance at end of period	$184	$742	$–	$926	$226	$644	$–	$870

Small business
Balance at beginning of period	$73	$73	$48	$194	$88	$55	$34	$177
Provision for credit losses
Transfers to stage 1	10	(10)	–	–	5	(5)	–	–
Transfers to stage 2	(3)	3	–	–	(2)	2	–	–
Transfers to stage 3	–	(2)	2	–	–	(1)	1	–
Originations	8	–	–	8	9	–	–	9
Maturities	(4)	(6)	–	(10)	(5)	(7)	–	(12)
Changes in risk, parameters and exposures	(12)	13	18	19	(10)	11	5	6
Write-offs	–	–	(11)	(11)	–	–	(6)	(6)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	1	2	(1)	2	2	1	(1)	2
Balance at end of period	$73	$73	$58	$204	$87	$56	$35	$178

Wholesale
Balance at beginning of period	$597	$585	$392	$1,574	$566	$794	$437	$1,797
Provision for credit losses
Transfers to stage 1	51	(51)	–	–	108	(107)	(1)	–
Transfers to stage 2	(20)	21	(1)	–	(18)	18	–	–
Transfers to stage 3	(3)	(14)	17	–	(1)	(4)	5	–
Originations	153	–	–	153	156	–	–	156
Maturities	(118)	(71)	–	(189)	(106)	(107)	–	(213)
Changes in risk, parameters and exposures	(55)	150	102	197	(129)	160	38	69
Write-offs	–	–	(26)	(26)	–	–	(23)	(23)
Recoveries	–	–	9	9	–	–	17	17
Exchange rate and other	(5)	(8)	(25)	(38)	4	11	(7)	8
Balance at end of period	$600	$612	$468	$1,680	$580	$765	$466	$1,811

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2022 Annual Consolidated Financial Statements.
Our base scenario reflects rising unemployment rates, high inflation, production capacity limits and high central bank policy interest rates, which result in moderate recessions in Canada and the U.S. in calendar 2023. Expectations are that increases in central bank interest rates, including in Canada and the U.S., are likely at or close to the end of the cycle. Our base scenario also reflects declining housing prices in Canada for the first half of calendar 2023.
Downside scenarios, including two additional and more severe downside scenarios designed for the energy and real estate sectors, reflect the possibility of a more severe macroeconomic shock beginning in calendar Q2 2023 relative to our base scenario. Conditions are expected to deteriorate from calendar Q1 2023 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run,
sustainable growth rate within the forecast period. The possibility of a deeper recession and a more prolonged recovery as compared to our base scenario, including further monetary policy responses to elevated inflation rates which may increase credit risk, is reflected in our general downside scenario.
The upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run
sustainable growth rate within the forecast period.
We reduced weight to our downside scenarios relative to October 31, 2022 in order to reflect reduced uncertainty and an increased likelihood of a moderate recession as reflected in our base scenario relative to the more severe recessions reflected in our downside scenarios.
The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:

•
Unemployment rates
–
In
our base forecast, calendar Q1 2023 unemployment rates are expected to rise to 5.3% in Canada and 3.8%
in the U.S., peaking in Q4 2023
 at 6.8%
in Canada and in Q1 2024 at
5.2%
in the U.S., and reverting to the long run equilibrium towards the latter end of the forecast horizon.

•
Gross Domestic Product (GDP
)
– In our base forecast, we expect Canadian and U.S. GDP growth to slow, with Canada expected to experience a moderate recession during calendar Q1 and Q2 2023, and the U.S. in calendar Q2 and Q3 2023. GDP in calendar Q4 2023 is expected to be 0.2% below Q4 2022 levels in Canada, and 0.6% below such levels in the U.S.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $84 per barrel over the next 12 months from calendar Q1 2023 and $71 per barrel in the following
2
to
5
years. The range of average prices in our alternative downside and upside scenarios is $27 to $96 per barrel for the next 12 months and $41 to $73 per barrel for the following
2
to
5
years. As at October 31, 2022, our base forecast included an average price of $88 per barrel for the next 12 months and $72 per barrel for the following 2 to 5 years.

•
Canadian housing price index
–
In our base forecast, we expect housing prices to increase
 by 2.6%
over the next 12 months from calendar Q1 2023, with a compound annual growth rate of 5.1%
for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (30.0)% to 10.9% over the next 12 months and 4.2% to 9.6%
f
or the following 2 to 5 years. As at October 31, 2022, our base forecast included housing price contraction of (1.0)% from calendar Q4 2022 for the next 12 months and housing price growth of 5.2% for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2022 Annual Report.

	As at
	January 31, 2023				October 31, 2022
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$341,075	$3,768	$–	$344,843	$340,716	$2,573	$–	$343,289
Medium risk	16,113	1,433	–	17,546	15,035	1,932	–	16,967
High risk	1,250	3,720	–	4,970	1,188	3,125	–	4,313
Not rated (1)	51,441	1,321	–	52,762	51,915	1,304	–	53,219
Impaired	–	–	594	594	–	–	560	560
	409,879	10,242	594	420,715	408,854	8,934	560	418,348
Items not subject to impairment (2)				467				448
Total				$421,182				$418,796

Loans outstanding – Personal
Low risk	$72,387	$3,031	$–	$75,418	$73,339	$2,575	$–	$75,914
Medium risk	5,184	3,028	–	8,212	5,482	3,780	–	9,262
High risk	358	1,858	–	2,216	836	1,660	–	2,496
Not rated (1)	9,368	98	–	9,466	9,733	104	–	9,837
Impaired	–	–	227	227	–	–	200	200
Total	$87,297	$8,015	$227	$95,539	$89,390	$8,119	$200	$97,709

Loans outstanding – Credit cards
Low risk	$15,063	$96	$–	$15,159	$15,088	$83	$–	$15,171
Medium risk	1,506	1,524	–	3,030	1,418	1,911	–	3,329
High risk	37	1,315	–	1,352	39	1,255	–	1,294
Not rated (1)	784	33	–	817	751	32	–	783
Total	$17,390	$2,968	$–	$20,358	$17,296	$3,281	$–	$20,577

Loans outstanding – Small business
Low risk	$8,496	$951	$–	$9,447	$8,571	$838	$–	$9,409
Medium risk	1,640	975	–	2,615	1,512	1,130	–	2,642
High risk	111	466	–	577	102	375	–	477
Not rated (1)	6	–	–	6	3	–	–	3
Impaired	–	–	169	169	–	–	138	138
Total	$10,253	$2,392	$169	$12,814	$10,188	$2,343	$138	$12,669

Undrawn loan commitments – Retail
Low risk	$252,902	$1,385	$–	$254,287	$247,620	$1,041	$–	$248,661
Medium risk	9,272	267	–	9,539	9,021	246	–	9,267
High risk	870	414	–	1,284	876	367	–	1,243
Not rated (1)	5,872	126	–	5,998	5,668	118	–	5,786
Total	$268,916	$2,192	$–	$271,108	$263,185	$1,772	$–	$264,957

Wholesale – Loans outstanding
Investment grade	$90,382	$291	$–	$90,673	$88,513	$202	$–	$88,715
Non-investment grade	146,386	15,670	–	162,056	145,908	15,758	–	161,666
Not rated (1)	10,398	290	–	10,688	11,789	360	–	12,149
Impaired	–	–	1,609	1,609	–	–	1,301	1,301
	247,166	16,251	1,609	265,026	246,210	16,320	1,301	263,831
Items not subject to impairment (2)				12,874				10,136
Total				$277,900				$273,967

Undrawn loan commitments – Wholesale
Investment grade	$297,620	$291	$–	$297,911	$284,481	$179	$–	$284,660
Non-investment grade	123,907	11,034	–	134,941	126,225	10,657	–	136,882
Not rated (1)	3,568	–	–	3,568	3,692	1	–	3,693
Total	$425,095	$11,325	$–	$436,420	$414,398	$10,837	$–	$425,235

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1), (2)

	As at
	January 31, 2023			October 31, 2022
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,392	$173	$1,565	$1,328	$168	$1,496
Wholesale	1,080	26	1,106	1,279	2	1,281
	$2,472	$199	$2,671	$2,607	$170	$2,777

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)
Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.